[LETTERHEAD OF VAN KAMPEN FUNDS INC.]


November 26, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

     Re:     Van Kampen Unit Trusts, Series 1277
             File No. (333-183859) (CIK No. 1547805)
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Ladies and Gentlemen:

   In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Securities and Exchange Commission on November 21, 2012.


Very truly yours,

/s/ JOHN F. TIERNEY

John F. Tierney
Vice President,
Van Kampen Funds Inc.